Shareholders' Equity (Details 6) - Weibo - USD ($)			1 Months Ended	12 Months Ended
	Jan. 01, 2015	Mar. 28, 2014	Aug. 31, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2010 Weibo Incentive Plan
Stock-based compensation
Ordinary shares reserved for issuance			35,000,000
Maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right			1
Maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units			1.75
2010 Weibo Incentive Plan | Stock Options
Stock-based compensation
Percentage of ordinary shares outstanding, granted (as a percent)				0.00%	0.00%	1.70%
Estimated fair value of options at grant date				$ 0	$ 0	$ 16,900,000
2014 Plan
Stock-based compensation
Ordinary shares reserved for issuance		4,647,872
Maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units		1
Term of share incentive plan				10 years
Number of shares from new added shares (in shares)		1,000,000
One-time percentage increase on January 1, 2015 for maximum aggregate number of shares which may be issued (as a percent)	10.00%